OTHER PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Provisions [Line Items]
Other Provisions - beginning	$ 381
Additional provisions or changes in estimates	225
Draw-downs	(34)
Reversals	(2)
Accretion	8	$ 7
Other adjustments	1
Foreign currency translation	6
Other Provisions - ending	585	381
Current portion	63	59
Non-current portion	522	322
Environmental remediation [member]
Other Provisions [Line Items]
Other Provisions - beginning	141
Additional provisions or changes in estimates	23
Draw-downs	(20)
Reversals	0
Accretion	2
Other adjustments	0
Foreign currency translation	3
Other Provisions - ending	149	$ 141
Current portion	22
Non-current portion	$ 127
Description of expected timing of outflows, other provisions	2018 and 2042
Environmental remediation [member] | Bottom of range [member]
Other Provisions [Line Items]
Disount Rate Applied To Obligations Estimate	0.65%	0.65%
Environmental remediation [member] | Top of range [member]
Other Provisions [Line Items]
Disount Rate Applied To Obligations Estimate	4.00%	4.00%
Environmental remediation [member] | Conda Idaho phosphate facility [Member]
Other Provisions [Line Items]
Other Provisions - ending	$ 42
Provision for decommissioning, restoration and rehabilitation costs [member]
Other Provisions [Line Items]
Other Provisions - beginning	231
Additional provisions or changes in estimates	177
Draw-downs	(10)
Reversals	0
Accretion	6
Other adjustments	0
Foreign currency translation	3
Other Provisions - ending	407	$ 231
Current portion	17
Non-current portion	$ 390
Provision for decommissioning, restoration and rehabilitation costs [member] | Bottom of range [member]
Other Provisions [Line Items]
Disount Rate Applied To Obligations Estimate	1.22%	1.22%
Provision for decommissioning, restoration and rehabilitation costs [member] | Top of range [member]
Other Provisions [Line Items]
Disount Rate Applied To Obligations Estimate	4.55%	4.55%
Provision for decommissioning, restoration and rehabilitation costs [member] | Conda Idaho phosphate facility [Member]
Other Provisions [Line Items]
Other Provisions - ending	$ 162
Provision for decommissioning, restoration and rehabilitation costs [member] | Redwater, Alberta facility [Member]
Other Provisions [Line Items]
Other Provisions - ending	195
Other provisions [member]
Other Provisions [Line Items]
Other Provisions - beginning	9
Additional provisions or changes in estimates	25
Draw-downs	(4)
Reversals	(2)
Accretion	0
Other adjustments	1
Foreign currency translation	0
Other Provisions - ending	29	$ 9
Current portion	24
Non-current portion	$ 5